INITIAL PUBLIC OFFERING	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Initial Public Offering
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the IPO, the Company sold 6,000,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of ordinary shares and one right to receive one-tenth (1/10) of one Ordinary shares upon the consummation of the Company’s initial business combination one right (“Public Right”). Ten Public Rights will entitle the holder to one share of ordinary shares (see Note 7). We will not issue fractional shares and only whole shares will trade, so unless you purchase units in multiple of tens, you will not be able to receive or trade the fractional shares underlying the rights. On December 29, 2022, EBC fully exercised their over-allotment option, resulting in an additional 900,000 Units issued for an aggregate amount of $9,000,000. See Note 1 for further details.

NOTE 3 - INITIAL PUBLIC OFFERING

Pursuant to the IPO, the Company sold 6,000,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of ordinary shares and one right to receive one-tenth (1/10) of one ordinary shares upon the consummation of the Company’s initial business combination one right (“Public Right”). Ten Public Rights will entitle the holder to one share of ordinary shares (see Note 7). We will not issue fractional shares and only whole shares will trade, so unless you purchase units in multiple of tens, you will not be able to receive or trade the fractional shares underlying the rights. On December 29, 2022, EBC fully exercised their over-allotment option, resulting in an additional 900,000 Units issued for an aggregate amount of $9,000,000. See Note 1 for further details.